Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Offsetting Assets [Line Items]
Weighted Average Exercise Price, Granted	$ 1.04	$ 0.42	$ 1.17	$ 0.42
Equity Option [Member]
Offsetting Assets [Line Items]
Number Of Shares, Beginning Balance	7,336,803	5,028,134	5,028,134
Weighted Average Exercise Price, Beginning Balance	$ 0.76	$ 0.57	$ 0.57
Aggregate Intrinsic Value Outstanding, Beginning Balance	$ 3,716,928	$ 3,737,966	$ 3,737,966
Weighted Average Remaining Life	9 years 2 months 12 days		8 years 8 months 15 days	9 years 3 months 18 days
Number Of Shares, Granted	7,589,660		2,372,814
Weighted Average Exercise Price, Granted	$ 1.31		$ 1.17
Number Of Shares, Exercised			891
Weighted Average Exercise Price, Exercised			$ 0.42
Number Of Shares, Forfeited	631		16,190
Weighted Average Exercise Price, Forfeited	$ 0.95		$ 0.97
Number Of Shares, Expired	12,870		47,064
Weighted Average Exercise Price, Expired	$ 1.15		$ 1.35
Number Of Shares, Ending Balance	14,912,962		7,336,803	5,028,134
Weighted Average Exercise Price, Endiing Balance	$ 1.04		$ 0.76	$ 0.57
Aggregate Intrinsic Value Outstanding, Ending Balance	$ 3,716,511		$ 3,716,928	$ 3,737,966